Customer and Commercial Financing - Disclosure of Long Term Customer Financing Maturities (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of Long Term Customer Financing Maturities [Abstract]
2026	$ 7.5
2027	7.2
2028	2.0
Thereafter	3.5
Total	$ 20.2